INCOME TAXES - Temporary differences for which the company has recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Recognized in the net earnings	$ 400	$ 400
Convertible notes
INCOME TAXES
Opening balance	0
Recognized in the net earnings	(9,693)
Closing balance	(9,693)	0
Exploration and evaluation expenses
INCOME TAXES
Opening balance	0
Recognized in the net earnings	9,693
Closing balance	$ 9,693	$ 0